Provision for Employees' End of Service Benefits	12 Months Ended
Dec. 31, 2022
Provision for Employees' End of Service Benefits [Abstract]
PROVISION FOR EMPLOYEES' END OF SERVICE BENEFITS

23 PROVISION FOR EMPLOYEES’ END OF SERVICE BENEFITS

	2022	2021
	USD	USD

Provision as at January 1	166,013	131,109
Provided during the year (note 8)	643,904	43,477
Paid during the year	(108,964)	(8,573)
	700,953	166,013